Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and the subsidiaries of the VIEs. For controlled subsidiaries that are not wholly-owned, the noncontrolling interests are included in net income and total equity. All inter-company transactions and balances have been eliminated.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Areas where management uses subjective judgment include, but are not limited to, allowance for loan principal and financing service fee receivables, allowance for finance lease receivables, allowance for contract assets, allowance for other receivables, impairment of other assets, incremental borrowing rates for lease liabilities, share-based compensation, impairment of equity investment, valuation allowance for deferred tax assets, uncertain tax positions, estimate of risk assurance liabilities, fair value of guarantee liabilities and fair value of investments. Actual results could differ from these estimates, and as such, differences may be material to the consolidated financial statements.

Revenue recognition

The Company generates revenues primarily by providing borrowers with merchandise and cash installment credit services, credit facilitation services, transaction services, automobile financing services, e-commerce and ready-to-cook meal sales, and educational services.

Under ASC 606, revenue is recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration that the Company expects to be entitled to in exchange for those goods or services, net of value-added tax. The Company determines revenue recognition through the following steps:

●	Identify the contract(s) with a customer;
●	Identify the performance obligations in the contract;
●	Determine the transaction price;
●	Allocate the transaction price to the performance obligations in the contract; and
●	Recognize revenue when (or as) the entity satisfies a performance obligation.

2. Summary of Significant Accounting Policies – continued

Revenue recognition - continued

Credit facilitation

The Company entered into credit facilitation arrangements with various Funding Partners. The Company: (i) matches borrowers with the Funding Partners which directly fund the credit drawdowns to the borrowers and (ii) provides post-origination services, such as short messaging reminder services throughout the term of the loans. For each successful match, the Company receives a recurring service fee throughout the term of the loans. When borrowers make instalment repayments directly to the Funding Partners, the Funding Partners will then remit the recurring service fees to the Company on a periodic basis. In addition, the Company provides a guarantee on the principal and accrued interest repayments of the defaulted loans to the Funding Partners.

The Company considers the loan facilitation service, post-origination services and guarantee service as separate services, of which the guarantee service and the post origination service are accounted for in accordance with ASC 815, Derivatives and Hedging, (“ASC 815”), ASC 460, Guarantees, (“ASC 460”) (refer to “Guarantee liabilities” and “Risk Assurance Liabilities” for additional information) and ASC 860, Transfers and servicing of financial assets, respectively (“ASC 860”).

The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised services to the customer, net of value-added tax. The transaction price allocated to loan facilitation income and post-origination services includes variable consideration which is contingent on the borrower making timely repayments. The amount of variable consideration is limited to the amount that is probable not to be reversed in future periods. Management estimated the variable consideration using the expected value method, based on historical defaults, current and forecasted borrower repayment trends and assessed whether variable consideration should be constrained. Any subsequent changes in the transaction price will be allocated to the performance obligations on the same basis at contract inception.

The Company first allocates the transaction price to the guarantee liabilities or risk assurance liabilities. The remaining transaction price is then allocated to the loan facilitation services and post-origination services on a relative standalone selling price basis. The Company does not have observable price for the loan facilitation services and post-origination services because the services are not provided separately. As a result, the estimation of standalone selling price involves significant judgment. The Company estimates the standalone selling price of the loan facilitation and post-origination services using the expected cost plus a margin approach.

Revenues from loan facilitation services are recognized when the Company matches borrowers with the Funding Partners and the funds are provided to the borrower. Additionally, revenues from post-origination services are recognized evenly over the term of the loans as the services are performed. The loan facilitation income recognized was RMB (32,908,294), RMB 37,028,082 and RMB 18,316,858 (US$ 2,655,695) for the years ended December 31, 2020, 2021 and 2022, respectively. The post-origination services fee recognized was RMB 164,541,390, RMB 2,502,967 and RMB 492,215 (US$ 71,364) for the years ended December 31, 2020, 2021 and 2022, respectively.

2. Summary of Significant Accounting Policies – continued

Revenue recognition - continued

Sales income

The Company recognizes revenue from product sales through its platform of e-commerce and ready-to-cook meal business. The Company’s single performance obligation is to sell products to customers. The Company acts as a principal as it takes control of the products before they are transferred to customers. The Company is also primarily obligated for the products sold to the customers, bears inventory risks and has the latitude in establishing prices. Revenue is measured based on the amount of consideration the Company expects to receive reduced by value-added tax, discounts and estimates for product returns. Product returns are estimated using the expected value method based on historical return patterns. Revenues are recognized at a point in time when the products are accepted by the customers. As of December 31, 2021 and 2022, estimated product returns were not material.

Educational services

The Company provides non-academic, junior art and sports educational services, and recognizes tuition revenues beginning in 2021. Tuition fee is generally collected in advance and initially recorded as prepayments from customers. Revenue is recognized when control of promised services is transferred to the customers in an amount of consideration to which the Company expects to be entitled to in exchange for those services. Tuition revenues are recognized proportionately as the tutoring sessions are delivered. As of December 31, 2021 and 2022, estimated tuition fee revenue was not material.

2. Summary of Significant Accounting Policies – continued

Revenue recognition - continued

Transaction services fee

The Company entered into credit transaction arrangements with certain Funding Partners. The Company refers borrowers to the Funding Partners which directly fund the credit drawdowns to the borrowers and provides post-origination services, such as short messaging reminder services throughout the term of the loans. For each successful transaction, the Company typically receives a pre-agreed recurring service fee throughout the term of the loans. When borrowers make installment repayments directly to the Funding Partners, the Funding Partners will remit the recurring transaction services fees to the Company on a periodic basis.

The referral services are considered to be the performance obligations in the arrangement. The transaction price is the amount of consideration to which the Company expects to be entitled to in exchange for transferring the promised service to the customer, net of value-added tax. The transaction price allocated to the referral services and post origination services includes variable service fees which are contingent on the borrower making timely repayments to the Funding Partners. Variable consideration is estimated using the expected value method based on historical default rate, current and forecasted borrower repayment trends and is limited to the amount of variable consideration that is probable not to be reversed in future periods. The Company will update its estimate of the variable consideration at the end of each reporting period. The estimation of variable consideration (including the amount of variable consideration constrained) involves significant judgment. Revenues from transaction services are recognized when the Company successfully refers the borrower to the Funding Partner and the Funding Partner provides the funds to the borrower. Revenues from post-origination services are recognized evenly over the term of the loans as the services are performed. The transaction services fee recognized was RMB (168,120,830), RMB 131,475,605 and RMB 110,912,689 (US$ 16,080,828) for the years ended December 31, 2020, 2021 and 2022, respectively. The post-origination services fee recognized was RMB 31,578,617, RMB 20,217,705 and RMB 2,877,700 (US$417,227) for the years ended December 31, 2020, 2021 and 2022, respectively.

Financing income

Borrowers can withdraw cash (“cash installment credit services”) or purchase products (e.g. personal consumer electronics) (“merchandise installment credit services”) up to their approved credit limit and elect the installment repayment period, ranging from one to eighteen installments repayment period (either weekly or monthly) through the Company’s application (collectively “financing platform”) or via borrowers’ Alipay accounts. The Company charges financing service fees for facilitating the financing and managing the financing platform. The financing service fees are recorded as financing income in the consolidated statement of comprehensive income/(loss) in accordance with ASC 310 Receivables (ASC 310) using the effective interest method.

Incentives are provided to certain borrowers and can only be applied as a reduction to the borrower’s repayments and cannot be withdrawn by the borrowers in cash. These incentives are recorded as a reduction in financing service fees using the effective interest method.

Sales commission fees

In addition to financing income, the Company earns a margin from its merchandise installment credit services on the products purchased from suppliers on behalf of the borrowers. The margin earned is fixed based on the retail sales price without considering the financing terms chosen by the borrower.

Sales commission fees are recognized and recorded net of the related cost on delivery date, as the Company is an agent and arranges for the goods to be provided by the suppliers.

2. Summary of Significant Accounting Policies - continued

Revenue recognition – continued

Penalty fee

The Company charges borrowers and lessees penalty fee for late installment payments. The penalty fee is calculated based on the number of overdue days of unpaid outstanding balance of loan principals and lease receivables at the applicable late payment rate. The penalty fee is recognized on a cash basis, which coincides with the penalty fee being probable not to be reversed.

Cost of goods sold

Cost of goods sold primarily consists of the purchase price of products, packaging material and fulfillment expenses, including (i) lease expenses for regional processing centers and outsourcing expenses charged by third-party labor service companies for workers at regional processing centers, and (ii) logistics expenses charged by third party couriers.

Leases

Sales-type leases

The Company purchases cars from car dealers and leases them to car buyers. Each car buyer is required to make a down payment and pay installments throughout the term of the lease. The lease agreements include lease payments that are largely fixed, do not contain residual value guarantees or variable lease payments. The lease terms are based on the non-cancellable term of the lease and the buyer may have options to terminate the lease in advance when meets certain conditions. The buyer obtains control of the car when the buyer physically possesses the car and when the Company receives cash consideration for the car from the buyer.

A lease arrangement that transfers substantially all of the benefits and risks incident to the ownership of property and that give rise to a dealer’s profit or loss is classified as a sales-type lease. For sales-type leases, when collectability is probable at lease commencement, the Company derecognizes the underlying asset and recognizes the net investment in the lease which is the sum of the lease receivable and the unguaranteed residual asset and recognizes in net income any selling profit or loss. Initial direct costs are expensed, at the commencement date, if the fair value of the underlying asset is different from its carrying amount. Interest income is recognized in financing income over the lease term using the interest method.

Operating leases

The Company has operating leases for certain office rentals, educational service activity centers and regional processing centers as a lessee. At inception of a contract, the Company determines whether that contract is, or contains a lease. For each lease arrangement identified, the Company determines its classification as an operating or finance lease.

2. Summary of Significant Accounting Policies - continued

Leases – continued

Operating leases - continued

The Company records a lease liability and corresponding operating lease right-of-use (“ROU”) asset at lease commencement. Lease liabilities represent the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement. The Company’s lease agreements include lease payments that are largely fixed, do not contain material residual value guarantees or variable lease payments. The discount rate is determined using the Company’s incremental borrowing rate at lease commencement since the rate implicit in the lease is not readily determinable. The incremental borrowing rate is the rate of interest that the Company could borrow on a collateralized basis over a similar term at an amount equal to the lease payments in a similar economic environment. ROU asset represents the right to use an underlying asset for the lease term and is recognized in an amount equal to the lease liability adjusted for any lease payments made prior to the commencement date, less any lease incentives received, and any initial direct costs incurred by the Company. Lease terms are based on the non-cancellable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise the option, however none of these have been recognized in the Company’s right-of-use assets or lease liabilities since those options were not reasonably certain to be exercised.

If there is a lease modification, the Company considers whether the lease modification results in a separate contract. If so, the Company accounts for the separate contract the same manner as any other new lease, in addition to the original unmodified contract. Otherwise, the Company remeasures and reallocates the remaining consideration in the contract, reassesses the classification of the lease at the effective date of the modification and accounts for any initial direct costs, lease incentives and other payments made to or by the lessee. If the modification fully or partially terminates the existing lease, the Company remeasures the lease liability and decreases the carrying amount of the right-of-use asset in proportion to the full or partial termination of the existing lease and recognizes in profit or loss any difference between the reduction in the lease liability and the reduction in the right-of-use asset.

Besides, operating lease expense is recognized as a single lease cost on a straight-line basis over the lease term and is included in cost of goods sold, cost of other revenues and general and administrative expenses, in the consolidated statements of comprehensive income/(loss). Lease liabilities that become due within one year after the balance sheet date are classified as current liabilities.

Land lease right of use asset

All land in the PRC is owned by the PRC government. The PRC government may sell land use rights for a specified period of time. Land use rights represent operating leases in accordance with ASC 842, Leases (ASC 842). The purchase price of land use rights represents lease prepayments to the PRC government and is recorded as an operating lease right-of-use (“ROU”) asset in the consolidated balance sheet. The ROU asset is amortized over the remaining lease term – 35 years.

Foreign currency translation and transactions

The functional currency of the Company, and the subsidiaries that are not in mainland China is US$. The Company’s subsidiaries, VIEs, and subsidiaries of the VIEs with operations in the PRC adopted RMB as their functional currency. The determination of the respective functional currency is based on the criteria stated in ASC 830, Foreign Currency Matters. The Company uses RMB as its reporting currency. The financial statements of the Company, and the subsidiaries that are not in mainland China are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive loss, as a component of shareholders’ equity. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date.

2. Summary of Significant Accounting Policies - continued

Foreign currency translation and transactions - continued

Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at the rates of exchange prevailing at the balance sheet dates. Transaction gains and losses are recognized in the consolidated statements of comprehensive income/(loss) during the period or year in which they occur.

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash and demand deposits which are highly liquid. The Company considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash and cash equivalents

Restricted cash is cash and cash equivalents that are not readily available for normal disbursement and mainly represents security deposits held in designated bank accounts for the guarantee of on-and-off balance sheet transactions. Such restricted cash is not available to fund the general liquidity needs of the Company.

Short-term investments

All highly liquid investments with original maturities of greater than three months but less than twelve months, are classified as short-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments.

Short-term investments include wealth management products with the intention to sell in the near term which are classified as trading securities and measured at fair value. The realized investment income and changes in fair value are recognized in interest and investment income in the consolidated statements of comprehensive income/(loss). The banks or trust companies publish the redemption price of wealth management products daily (level 1) or publish their net value on a regular basis (level 2). As of December 31, 2021 and 2022, the amounts of wealth management products are RMB 5,408 million and RMB 5,159 million (US$ 748 million), respectively. In 2021 and 2022, the Company also holds marketable equity securities (level 1) in listed companies and measures them at fair value. The amount of marketable equity securities in listed companies is RMB 406 million and RMB 219 million (US$ 32 million) as of December 31, 2021 and 2022, respectively.

Short-term investments also include negotiable certificates of deposit. The Company purchased negotiable certificates of deposit in 2021 for the purpose of generating trading revenue. The negotiable certificate of deposit was measured at fair value on a recurring basis using quoted prices in active markets (level 1). As of December 31, 2021, the amount of negotiable certificate of deposit is RMB 112 million. The Company sold all of the negotiable certificates of deposit in 2022.

2. Summary of Significant Accounting Policies - continued

Derivative instruments

In 2021 and 2022, the Company entered into total return swap contracts with CITIC Securities Company Limited (“CITIC”) and China International Capital Corporation Limited (“CICC”) respectively, for the purpose of generating return from Chinese public companies’ ADSs in the US stock markets. In exchange, the Company paid CITIC and CICC a periodic interest based on LIBOR plus 2.8% or SOFR plus 2.0% or fixed rate published by CICC. The Company net settles all total return swap contracts with CITIC and CICC.

The total notional amount of the outstanding contracts was RMB 619,332,499 and RMB 834,038,316 (US$ 120,924,189) as of December 31, 2021 and 2022, respectively. The total return swap contracts can be initiated and terminated upon requests of the Company. The Company accounts for the total return swap contracts in accordance with ASC 815, Derivatives and hedging. The total return swap contracts were measured at fair value, which are primarily based on the change in the market value of the ADSs underlying the total return swap contracts, recorded as earnings. As there is no initial cost associated with the derivative, the net unrealized gain/(loss) represents the derivative’s fair value which is classified as derivative instruments-asset/(liability) within the consolidated balance sheets. The net unrealized investment income during the year ended December 31, 2021 and the net unrealized investment loss during the year ended December 31, 2022 recognized in the comprehensive income/(loss) related to the total return swap contracts were RMB 17,375,517 and RMB 163,128,402 (US$ 23,651,395), respectively.

The total return swap contracts may expose the Company to credit risk to the extent that the counterparty may be unable to meet the terms of the arrangement. The Company mitigates this credit risk by transacting with counterparty with high credit ratings. The Company pledged cash collateral of RMB 619,332,499 and RMB 834,038,316 (US$ 120,924,189) to CITIC and CICC for its total return swap contracts as of December 31, 2021 and 2022, respectively. The Company also prepays RMB 10,405,181 and RMB 676,742,849 (US$ 98,118,490) as collateral prepaid to securities companies for new contracts to be entered into in the future as of December 31, 2021 and 2022 respectively.

Guarantee deposits

The Company is required to guarantee the recoverability of the loan principal and interest for loans originated by the Company that are transferred to certain Funding Partners. As a result, the Company may provide a cash deposit to the respective Funding Partners. The cash deposits are released only after the loan principal and interest are settled. Guarantee deposits represent cash that cannot be withdrawn without the permission of the Funding Partners. These guarantee deposits qualify as compensating balance arrangements under SEC Regulation S-X Rule 5-02 and are classified as other current assets in the consolidated balance sheets. The balance is immaterial as of December 31,2022.

Loan principal and financing service fee receivables

Loan principal and financing service fee receivables represent payments due from borrowers that utilize the Company’s credit services. Loan principal and financing service fee receivables are recorded at amortized cost, net of allowance for loan principal and financing service fee receivables. Deferred origination costs are netted against revenue and amortized over the financing term using the effective interest method.

2. Summary of Significant Accounting Policies - continued

Allowance for loan principal and financing service fee receivables

The Company considers the loans to be homogenous as they are all unsecured consumer loans of similar principal amounts. The profiles of the borrowers are also similar i.e. age, credit histories and employment status. The allowance for loan principal and financing service fee receivables losses is calculated based on historical loss experience with the entire loan portfolio, using a roll rate-based model. The roll rate-based model stratifies the loan principal and financing service fee receivables by delinquency stages (i.e., current, 1-30 days past due, and 31-60 days past due, etc.) and projected forward in one-month increments using historical roll rates. In each month of the simulation, losses on the loan principal and financing service fee receivables types are captured, and the ending delinquency stratification serves as the beginning point of the next iteration. This process is repeated on a monthly rolling basis. The loss rate calculated for each delinquency stage is then applied to the respective loan principal and service fees receivables balance.

The Company applies a consistent credit risk management framework to the entire portfolio of loans in accordance with Accounting Standards Update (“ASU”) No. 2016-13, Financial instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”) and adjusts the allowance for loan principal and service fees receivables that is determined by the roll rate-based model for various qualitative factors that reflect current conditions and reasonable and supportable forecasts of future economic conditions. These factors mainly include gross-domestic product rates, consumer price indexes, per capita consumption expenditure, per capita disposable income and other considerations. The Group analyzes a combination of qualitative factors to the change in roll rate using a regression model. Factors that had a strong correlation and economic and commercial significance were selected for the model. Projections of the abovementioned factors commensurate with the life of loans are used, which are all within one year, and the projections are either sourced or derived from publicly available market information. The abovementioned factors are then fed into the linear regression equation to derive an expected loss rate for each loan portfolio based on delinquencies.

For all the years presented, loan principal and financing service fee receivables are charged off when a settlement is reached for an amount that is less than the outstanding balance or when the Company determined the balance to be uncollectable. In general, the Company considers loan principal and financing service fee receivables meeting any of the following conditions as uncollectable and charged-off: (i) death of the borrower; (ii) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments or (iii) loans that are 180 days past due.

Nonaccrual loan principal

The Company does not accrue financing service fee on loan principals that are considered impaired or are more than 90 days past due. A corresponding allowance is determined under ASC 326. After an impaired financing service fee receivable is placed on nonaccrual status, financing service fee will be recognized when cash is received on a cash basis cost recovery method by applying first to reduce principal and then to financing income thereafter. Financing service fee accrued but not received is generally reversed against financing income. Financing service fee receivables may be returned to accrual status after all of the borrower’s delinquent balances of loan principal and financing service fee have been settled and the borrower remains current for an appropriate period.

Finance lease receivables

Finance lease receivables are carried at amortized cost comprising original financing lease and direct costs, net of unearned income and allowance for finance lease receivables.

2. Summary of Significant Accounting Policies - continued

Allowance for finance lease receivables

The Company considers the finance lease receivables to be homogenous as they are all automotive finance lease receivables collateralized by vehicle titles of similar principal amounts. The allowance for finance lease receivables is calculated based on historical loss experience using probability of default (PD) and loss given default (LGD) methods. The Company stratifies PD and LGD by the recovered rate under different scenarios (i.e. cash collection, repossessing the leased vehicle or non-recovery), and calculates allowance balance by timing exposure at default under each scenario. This process is repeated on a monthly basis. LGD is projected based on historical experience of actual loss and considered proceeds from recovery of the repossessed assets.

The Company applies a consistent credit risk management framework to the entire portfolio of finance lease receivables in accordance with ASC 326 and adjusts the allowance that is determined by the PD and LGD methods for various qualitative factors that reflect reasonable and supportable forecasts of future economic conditions. These factors may include gross-domestic product rates, consumer price indexes, per capita consumption expenditure and other considerations. The Company analyzes a combination of qualitative factors to the change in roll rate using a regression model. Factors that had a strong correlation and economic and commercial significance were selected for the model.

For all the years presented, finance lease receivables are charged off when a settlement is reached for an amount that is less than the outstanding balance or when the Company determines the balance to be uncollectable. In general, the Company considers finance fee receivables meeting any of the following conditions as uncollectable and charged-off: (i) death of the borrower; (ii) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments or (iii) all finance lease receivables that are 180 days past due are therefore deemed uncollectible and charged-off; (iv) the vehicle is repossessed.

Nonaccrual finance lease receivables

A finance lease receivable is considered impaired when the lease receivables are more than 90 days past due, or when it is probable that the Company will be unable to collect all amounts due according to the terms of the contract. Factors such as payment history, compliance with terms and conditions of the underlying financing lease agreement and other subjective factors related to the financial stability of the borrower are considered when determining whether finance lease receivables are impaired. The Company does not accrue financing lease income on net investment of finance lease receivables that are considered impaired. Accrual of financing lease income is suspended on accounts that are impaired, accounts in bankruptcy and accounts in repossession. Payments received on non-accrual finance lease receivables are first applied to any fees due, then to any interest due and, finally, any remaining amounts received are recorded in principal. Interest accrual resumes once an account has received payments bringing the impaired status to current.

Contract Assets and Account Receivables

Contract assets represent the Company’s right to consideration in exchange for loan facilitation business and transaction services business that the Company has transferred to the customer before payment is due. Account receivables represent the considerations for which the Company has satisfied its performance obligations and has the unconditional right to consideration. The Company assesses contract assets and accounts receivables for impairment in accordance with ASC 326.

Contract assets as of December 31,2021 and 2022 were RMB 27,996,290 and RMB nil (US$ nil) respectively, net of allowance of RMB 31,168 and RMB nil (US$ nil), respectively. Account receivables were RMB 204,791,835 and RMB nil (US$ nil) as of December 31,2021 and 2022 respectively, net of allowance of RMB 45,217,416 and RMB 8,208,679 (US$ 1,190,146), respectively, which are repayments the borrowers made directly to the Funding Partners and remitted to the Company on a periodic basis. The remaining unsatisfied performance obligations as of December 31,2021 and 2022, pertaining to post-origination services amounted to RMB 1,751,348 and RMB nil (US$ nil), respectively.

2. Summary of Significant Accounting Policies - continued

Long-term investments

Long-term investments represent equity investments in privately-held companies without a readily determinable fair value and listed companies with readily determinable fair value. Equity securities with readily determinable fair values are measured at fair value, and any changes in fair value are recognized in earnings in accordance with ASC 321. The Company elected to measure equity securities without a readily determinable fair value that do not qualify for the net asset value practical expedient using the measurement alternative. Under the measurement alternative, the equity securities are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

For equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment considering impairment indicators to evaluate whether investments are impaired at each reporting date. Impairment indicators considered include, but are not limited to, a significant deterioration in the earnings performance or business prospects of the investee, including factors that raise significant concerns about the investee’s ability to continue as a going concern, a significant adverse change in the regulatory, economic, or technological environment of the investee and a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in earnings equal to the difference between the carrying value and fair value.

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the specific identification method for the vehicle sales business. Cost is determined using the average cost method for the e-commerce, ready-to-cook meal business, and educational services.

Borrowings

The borrowings from banks are initially recognized equaling to the cash received from the beneficiary and measured subsequently at amortized cost using the effective interest method. Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for these assets have not been made.

Guarantee liabilities

As part of the Company’s cooperation with various Funding Partners, the Company provides guarantee on the principal and accrued interest repayment of the defaulted loans to the Funding Partners, even if the loans are subsequently sold by the Funding Partners.

The financial guarantee is accounted for as a credit derivative under ASC 815 because the scope exemption in ASC 815-10-15-58(c) is not met. The guarantee liabilities are remeasured at each reporting date. The change in fair value of the guarantee liabilities is recorded as changes in guarantee liabilities in the consolidated statements of comprehensive income/(loss). When the Company settles the guarantee liabilities through performance of the guarantee by making requisite payments on the respective defaulted loans, the Company records a corresponding deduction to the guarantee liabilities. Subsequent collection from the borrower through the Funding Partners will be recognized as a reversal of the deduction to guarantee liabilities.

2. Summary of Significant Accounting Policies - continued

Risk assurance liabilities

In April 2019, the Company and various Funding Partners entered into contracts to provide risk assurance on the principal and accrued interest repayment of loans facilitated through the platform the Company operates. The risk assurance liability is exempted from being accounted for as a derivative in accordance with ASC 815-10-15-58.

The risk assurance liability consists of two components. The Company’s obligation to stand ready to make delinquent payments over the term of the arrangement (the non-contingent aspect) is accounted for in accordance with ASC 460. At inception, the Company recognizes the non-contingent aspect of the risk assurance liability at fair value, which considers the premium required by a third-party market participant to issue the same risk assurance in a standalone transaction.

The non-contingent aspect of the risk assurance liability is subsequently recognized as guarantee income over the term of the arrangement as the Company is released from the stand ready obligation based on the borrower’s repayment of the loan principal. The contingent liability relating to the expected credit losses arising from the contingent aspect of the risk assurance liability is initially measured under a current expected credit loss model. The subsequent changes in the contingent aspect of the risk assurance liability is adjusted through earnings as changes in guarantee liabilities and risk assurance liabilities. The contingent loss is calculated based on the expected future payouts, adjusted for various qualitative factors that reflect current conditions and reasonable and supportable forecasts of future economic conditions. These factors may include gross-domestic product rates, consumer price indexes, per capita consumption expenditure and other considerations. The Company analyzes a combination of qualitative factors to the change in roll rate using a regression model. Factors that had a strong correlation and economic and commercial significance were selected for the model.

Treasury shares

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares at market price is recorded in the treasury shares account on the consolidated balance sheets. Differences between the resale price and repurchase cost of the treasury shares is reflected in additional paid-in capital.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided using the straight-line method with the residual value based on the estimated useful lives of the class of asset, which range as follows:

	Estimated	Estimated
Category	Useful Life	Residual
Office and electronic equipment	3-5 years	Nil%-5%
Motor vehicles	4 years	5%
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term	Nil %

2. Summary of Significant Accounting Policies - continued

Property and equipment, net - continued

Costs associated with the repair and maintenance of property and equipment are expensed as incurred. Construction in progress represents building construction costs and unfinished leasehold improvements. Depreciation is recorded starting at the time when assets are ready for the intended use. Retirements, sales and disposals of assets are recorded net of the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Intangible assets

Intangible assets represent purchased computer software. These intangible assets are amortized on a straight-line basis over their estimated useful lives of the respective assets, most of which vary from 1-10 years.

Research and development

Research and development expenses are primarily incurred in the development of new services, and new features of the Company’s technology infrastructure to support its business operations. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Company’s services. No research and development costs were capitalized for all years presented as the Company has not met all of the necessary capitalization requirements.

Impairment of long-lived assets, including intangible assets with definite lives

Long-lived assets and intangible assets with definite lives are reviewed for impairment in accordance with authoritative guidance for impairment or disposal of long-lived assets. Long-lived assets are reviewed for events or changes in circumstances, which indicate that their carrying value may not be recoverable. Long-lived assets are reported at the lower of the carrying amount or fair value less cost to sell.

Employee defined contribution plan

Full time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred, was RMB 30,138,113, RMB 79,010,301 and RMB 29,871,441 (US$ 4,330,952) for the years ended December 31, 2020, 2021 and 2022, respectively.

Advertising costs

Advertising costs are expensed as incurred in accordance with ASC 720-35, Other Expense-Advertising costs. Advertising costs were RMB 153,327,392, RMB 19,047,468 and RMB 207,905,890 (US$ 30,143,521) for the years ended December 31, 2020, 2021 and 2022, respectively. Advertising costs are included in sales and marketing expenses in the consolidated statements of comprehensive income/(loss).

2. Summary of Significant Accounting Policies - continued

Government grants

Government grants include cash subsidies received by the Company’s entities in the PRC from local governments as incentives for investing in certain local districts and contributions to technology development and are typically granted based on the amount of investment made by the Company in the form of registered capital or taxable income generated by the Company in these local districts. Such grants allow the Company full discretion in utilizing the funds and are used by the Company for general corporate purposes. The local governments have sole discretion as to whether the Company met all of the criteria to be entitled to the subsidies.

Government financial incentives received involved no future conditions or continuing performance obligations of the Company and are recognized as other (expense) income. The Company recognized government grants of RMB 76,912,252, and RMB19,472,671 (US$2,823,272) during the years ended December 31, 2021 and 2022, respectively, in other operating income, net in the consolidated statements of comprehensive income/(loss).

Value added taxes

Xiamen Youdun Technology Co., Ltd., and Xiamen Youqi Technology Co., Ltd. are small-scale VAT taxpayers with an applicable VAT rate of 3%. The other subsidiaries of the VIEs are all general VAT taxpayers (applicable tax rate: 6% or 13%).

VAT is reported as a deduction to revenue when incurred and amounted to RMB 201,297,527, RMB 104,938,590 and RMB 80,085,288 (US$ 11,611,275) for the years ended December 31, 2020, 2021 and 2022, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Output VAT receivable net of input VAT payable is recorded in accrued expenses and other current liabilities on the consolidated balance sheets.

Income taxes

The Company accounts for income taxes using the liability approach and recognizes deferred tax assets and liabilities for the expected future consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are recognized on the basis of the temporary differences that exist between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in earnings. Deferred tax assets are reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies. The components of the deferred tax assets and liabilities are classified as non-current.

2. Summary of Significant Accounting Policies - continued

Income taxes - continued

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that more-likely-than not to be realized upon ultimate settlement. The Company’s estimated liability for unrecognized tax benefits which is included in the income tax payable in the consolidated balance sheets is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. The Company elects to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive income/(loss). The Company did not recognize any income tax due to uncertain tax position nor incurred any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2020, 2021 and 2022.

Segment information

In accordance with ASC 280 Segment Reporting (“ASC 280”), the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. In 2020, the Company had two reportable segments, consisting of installment credit services and e-commerce sales services. In 2021 and 2022, the e-commerce sales services were combined with the installment credit services segment as the e-commerce sales services were substantially wound down in 2021. The CODM reviewed the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole, and the Company had only one reportable segment. Because substantially all of the Company’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.

Fair value measurements of financial instruments

The fair values of cash and cash equivalents, restricted cash and cash equivalent, short-term investments, loan principal and financing service fee receivables, finance lease receivables, derivative instruments, other receivables (as defined in Note 6), borrowings, guarantee liabilities and risk assurance liabilities in current assets and liabilities are measured at fair value or approximate to their respective fair values because of their short maturities. The carrying amount of the long-term loan principal and financing service fee receivables, long-term finance lease receivables, and long-term borrowings, approximate to their fair values due to the fact that the related interest rates approximate to the rates currently offered by Funding Partners for similar debt instruments of comparable maturities.

The fair value of the guarantee liabilities was estimated using a discounted cash flow model based on expected payouts from the arrangement with the Funding Partners. The Company estimates its expected future payouts based on estimates of expected delinquency rate and a discount rate for time value.

Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and the market-based risk measurement or assumptions that market participants would use when pricing the asset or liability.

2. Summary of Significant Accounting Policies – continued

Fair value measurements – continued

Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

➢	Level 1-Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets
➢	Level 2-Include observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data
➢	Level 3-Unobservable inputs which are supported by little or no market activity

Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing the net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period and year presented.

Diluted earnings/(loss) per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares.

The dilutive effect from the conversion of convertible senior notes is reflected in diluted EPS using the if-converted method and the dilutive effect of share options is reflected in diluted EPS using the treasury stock method.

Share-based payments

The Company accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation (“ASC 718”).

Share-based payment transactions with employees and independent directors, such as share options are measured based on the grant date fair value of the equity instrument. The Company recognizes the compensation costs net of estimated forfeitures using the accelerated recognition method, over the applicable vesting period for each separately vesting portion of the award. The estimate of forfeitures is adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change and also impact the amount of share-based compensation expense to be recognized in future periods.

A change in any of the terms or conditions of share options is accounted for as a modification of share options. The Company calculates the incremental compensation cost of a modification as the excess, if any, of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the fair value of the options the share price and other pertinent factors at the modification date. For vested options, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified option is lower than the fair value of the original option immediately before modification, the minimum compensation cost the Company recognizes is the cost of the original options. The Company, with the assistance of an independent third-party valuation firm, determined the fair value of share-based option awards granted to employees.

2. Summary of Significant Accounting Policies – continued

Convenience translation for financial statements presentation

Translations of amounts from RMB into US$ for the convenience of the readers were calculated at the exchange rate of RMB 6.8972 per US$1.00 on December 30, 2022, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be converted into US$ at such rate.

Investment in equity method investee

The Company uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control, generally accompanying a shareholding of between 20% and 50% of the voting rights, and an equity investment over limited partnership which investor’s interest is over 3% to 5%. The cost of the investment over the proportional fair value of the assets and liabilities of the investee is reflected in the Company’s memo accounts as “equity method goodwill”. The equity method goodwill is not subsequently amortized and is not tested for impairment under ASC 350. Equity method investments shall continue to be reviewed for impairment in accordance with paragraph ASC 323-10-35-32. The share of earnings or losses of the investee are recognized in the consolidated statements of comprehensive income/(loss). Equity method adjustments include the Company’s proportionate share of investee income or loss and other adjustments required by the equity method.

The Company assesses its equity investment for other-than-temporary impairment by considering factors as well as relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information.

Significant risks and uncertainties

Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China (“PBOC”) or other authorized Funding Partners at exchange rates quoted the PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts.

The Company has not made any foreign currency payments that are subject to approval by the PBOC or other institutions during the periods presented.

2. Summary of Significant Accounting Policies – continued

Significant risks and uncertainties - continued

Concentration of credit risk

Financial assets that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, guarantee deposit, short-term investment, derivative instruments, cash collateral for derivatives and other receivables.

Deposits held in mainland China are subject to restrictions on foreign exchange and the ability to transfer cash outside of mainland China. In May 2015, a new Deposit Insurance System (“DIS”) managed by the People’s Bank of China (‘‘PBOC’’) was implemented by the Chinese government. Deposits in the licensed banks in mainland China are protected by DIS, up to a limit of RMB500 thousands.

The Company places its cash and cash equivalents, guarantee deposits, short-term investments, derivative instruments, cash collateral for derivatives and other receivables with reputable counterparties that have high-credit ratings and quality. There has been no recent history of default in relation to these counterparties. Two Chinese government banks represented 10% or more of the total financial assets for the year ended December 31, 2021, amounted to approximately RMB 2,349 million (US$ 369 million), representing 27% of the total balances from counterparties. China Merchants Bank Company Limited and CITIC represented 10% or more of the total financial assets for the years ended December 31, 2022, amounted to approximately RMB 1,329 million (US$ 193 million) and RMB 1,354 million (US$196 million), representing 12.02% and 12.24% of the total balances from counterparties, respectively.

2. Summary of Significant Accounting Policies - continued

Significant risks and uncertainties - continued

Borrower default risk

Financial assets that potentially expose the Company to borrower default risk consist primarily of loan principal and financing service fee receivables, finance lease receivables, and contract assets.

Besides, the Company enters into guarantee arrangements with Funding Partners to facilitate borrowing transactions, under which the Company provides the Funding Partners protection against the borrower default risk on a set of loans invested by them. The Company will have to perform the guarantee obligation if a default event as defined under the contract occurs. The contractual or notional amounts of these liabilities represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions.

The Company manages borrower default risk on their payment for loan principal and financing service fee receivables, and finance lease receivables by performing credit assessments on its borrowers and its ongoing monitoring of the outstanding balances. No receivables from a borrower represented 10% or more of the loan receivables, financing service fee receivables and finance lease receivables as of December 31, 2021 and 2022.

The Company manages borrower default risk of contract assets, including guarantee liabilities and risk assurance liabilities， through the self-developed risk management model. The rating scale of the risk management model takes into account factors such as identity characteristics, credit history, payment overdue history, payment capacity, behavioral characteristics and online social network activity. No contract assets relating to a borrower represented 10% or more of total contract assets as of December 31, 2021 and 2022.

Interest rate risk

The Company is exposed to interest rate risk on its interest-bearing assets and liabilities. As part of its asset and liability risk management, the Company reviews and takes appropriate steps to manage its interest rate exposures on its interest-bearing assets and liabilities. The Company has not been exposed to material risks due to changes in market interest rates, and not used any derivative financial instruments to manage the interest risk exposure during the years presented.

Business and economic risk

The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with the Company’s ability to attract employees necessary to support its growth and risks related to outbreaks of epidemics. The Company’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.

2. Summary of Significant Accounting Policies – continued

Recently Adopted Accounting Pronouncements

In January 2020, the FASB issued ASU No. 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the FASB Emerging Issues Task Force) (“ASU 2020-01”), which clarifies the interactions of the accounting for certain equity securities under ASC 321, investments accounted for under the equity method of accounting in ASC 323, and the accounting for certain forward contracts and purchased options accounted for under ASC 815. ASU 2020-01 could change how an entity accounts for (i) an equity security under the measurement alternative and (ii) a forward contract or purchased option to purchase securities that, upon settlement of the forward contract or exercise of the purchased option, would be accounted for under the equity method of accounting or the fair value option in accordance with ASC 825. These amendments improve the current U.S. GAAP by reducing diversity in practice and increasing comparability of the accounting for these interactions. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 31, 2020. Early adoption is permitted. The Company has adopted this guidance on its consolidated financial statements. The standard update did not have a material impact on the Company’s statement of financial position.

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which focuses on amending the legacy guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity. ASU 2020-06 simplifies an issuer’s accounting for convertible instruments by reducing the number of accounting models that require separate accounting for embedded conversion features. ASU 2020-06 also simplifies the settlement assessment that entities are required to perform to determine whether a contract qualifies for equity classification. Further, ASU 2020-06 enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share (EPS) guidance, i.e., aligning the diluted EPS calculation for convertible instruments by requiring that an entity uses the if-converted method and that the effect of potential share settlement be included in the diluted EPS calculation when an instrument may be settled in cash or shares, adding information about events or conditions that occur during the reporting period that cause conversion contingencies to be met or conversion terms to be significantly changed. This update will be effective for the Company’s fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Entities can elect to adopt the new guidance through either a modified retrospective method of transition or a fully retrospective method of transition. The Company has adopted this guidance on its consolidated financial statements. The standard update did not have a material impact on the Company’s statement of financial position.

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance. This update requires certain annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. This update is effective for annual periods beginning after December 15, 2021, and early application is permitted. This guidance should be applied either prospectively to all transactions that are reflected in financial statements at the date of initial application and new transactions that are entered into after the date of initial application or retrospectively to those transactions. The Company adopted this standard on January 1, 2022. There was no material impact to the Company’s financial position or results of operations upon adoption.

2. Summary of Significant Accounting Policies - continued

Recent Accounting Pronouncements: Issued but not effective

In March 2022, the FASB issued ASU 2022- 02, Financial Instruments — Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures, which eliminates the recognition and measurement guidance for troubled debt restructurings (TDRs) for companies that have adopted ASU 2016-13 (Topic 326) and adds requirements for enhanced disclosures for modifications made to borrowers experiencing financial difficulty. The amendments also require public business entities to present current period gross write-offs by year of origination in vintage disclosures. The Company is currently in the process of evaluating the impact of adopting ASU 2022- 02 on its consolidated financial statements and related disclosure.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered when measuring fair value. Recognizing such a restriction as a separate unit of account is also not permitted. The guidance will be applied prospectively, with special transition provisions for entities that qualify as investment companies under ASC 946. The guidance is effective for all public business entities for fiscal years beginning after 15 December 2023, and interim periods within those fiscal years. For all other entities, it is effective for fiscal years beginning after 15 December 2024, and interim periods within those fiscal years. Early adoption is permitted for all entities. The Company is currently in the process of evaluating the impact of adopting ASU 2022-03 on its consolidated financial statements and related disclosure.